Subsidiaries exempt from audit (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Schedule Of Subsidiaries Exempt From Audit
The following UK subsidiaries will take advantage of the audit exemption set out within section 479A of the Companies Act 2006 for the year ended 31 December 2023.

Name	Registration number
CCEP Holdings (Australia) Limited	12982568
WIH UK Limited	10140214
Amalgamated Beverages Great Britain Limited	01994995